Subsequent Events (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Feb. 06, 2019	Mar. 19, 2019	Mar. 15, 2019	Mar. 10, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Events (Textual)
Total amount					$ 349	$ 746	$ 1,283
The amount of options exercised							$ 30
Subsequent Event [Member]
Subsequent Events (Textual)
Percentage of outstanding share capital	5.00%
Issuance of ordinary shares				158,023
Total amount				$ 500
Subsequent event, Description		The purchase price consists of a combination of cash and ordinary shares of BOS, payable as follows: NIS 1 million (approximately $280,000) was paid to Imdecol upon signing the definitive agreement. This amount was extended initially as a bridge loan, which bears interest at 10% per annum and is secured by a first degree fixed pledge and charge on the shares of the shareholders of Imdecol. At closing, the loan shall be applied towards the purchase price. The loan shall become due and payable if closing is not effected by August 31, 2019. An additional NIS 4.5 million (approximately $1.25 million) shall be paid to Imdecol at closing. NIS 1.5 million (approximately $417,000) shall be paid to Imdecol no later than August 2020, by way of issuance of BOS's ordinary shares. The value of the ordinary shares will be determined according to their market price prior to issuance and the shares will be subject to a lock-up period until June 2022. An additional amount in cash may be paid by August 2020, based on the performance of the Imdecol business through June 2020. In addition, BOS will acquire Imdecol's inventory at its book value on the closing date, which is estimated at NIS 2.6 million (approximately $720,000). BOS will pay an advance of NIS 1.5 million (approximately $417,000) upon closing and the balance will be paid on an ongoing basis as the inventory is consumed. The cash portion of the acquisition price will be financed mainly through a combination of commercial bank loans and internal cash resources.
Options exercised			125,195
The amount of options exercised			$ 316